Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepayments and Other Current Assets
Prepayments and Other Current Assets

3. Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Input value added tax (“VAT”)	2,296,167	2,704,180
Prepaid expenses	119,935	102,438
Accrued interest income	199,686	135,096
Deposits	130,731	104,408
Others	399,859	726,255
Total	3,146,378	3,772,377